COMMITMENTS AND CONTINGENCIES: (Details) In Millions, unless otherwise specified	1 Months Ended						12 Months Ended
	Oct. 31, 2011 Lanxess Matter USD ($)	Oct. 31, 2011 Lanxess Matter EUR (€)	Dec. 31, 2011 Product Liability Matters USD ($)	Dec. 31, 2011 Product Liability Matters EUR (€)	Dec. 31, 2011 Pension Receivable Matter USD ($)	Dec. 31, 2011 Pension Receivable Matter EUR (€)	Dec. 31, 2011 SHE Capital Expenditures USD ($)	Dec. 31, 2011 Real Estate Transfer Tax Matter USD ($)	Dec. 31, 2011 Real Estate Transfer Tax Matter EUR (€)	Dec. 31, 2009 Real Estate Transfer Tax Matter USD ($)	Dec. 31, 2009 Real Estate Transfer Tax Matter EUR (€)
Commitments and contingencies
Amount decided by the Court	$ (4.1)	€ 3.2
Reserves in connection with individual product liability matters, maximum			1.9
Reserves in connection with aggregate product liability matters, maximum			4.1
Reserves against pension receivables					6.4	4.9
Related receivable due from the current owner					7.0	5.4
Capital expenditures for SHE matters							23.3
Possible range of loss, low end of range			1.3	1.0					0
Possible range of loss, high end of range			5.2	4.0				5.4	4.2
Real estate transfer tax obligation										$ 5.4	€ 4.2